Loss Per Common Share (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Numerator:
Loss from continuing operations	$ (3,393,311)		$ (2,020,383)		$ (6,226,974)		$ (2,743,573)		$ (9,026,032)		$ (310,984)
Loss from discontinued operations	(567)		(25,477)		(2,832)		(271,221)		(271,221)		(208,922)
Loss attributable to the noncontrolling interest											(28,815)
Net loss	(3,393,878)		(2,045,860)		(6,229,806)		(3,014,794)		(9,297,253)		(519,906)
Denominator:
Weighted-average shares outstanding	101,145,350		63,943,788		99,848,623		58,598,393		74,484,164		45,302,055
Effect of dilutive securities		[1]		[1]		[1]		[1]		[2]		[2]
Weighted-average diluted shares	101,145,350		63,943,788		99,848,623		58,598,393		74,484,164		45,302,055
Loss per common share - basic and diluted:
Continuing operations	$ (0.03)		$ (0.03)		$ (0.06)		$ (0.05)		$ (0.12)		$ (0.01)
Discontinued operations
Attributable to the noncontrolling interest
Total - basic and diluted	$ (0.03)		$ (0.03)		$ (0.06)		$ (0.05)		$ (0.12)		$ (0.01)

[1]	(1) The following common stock equivalents outstanding as of June 30, 2014 and 2013 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:
[2]	(1) The following common stock equivalents outstanding as of December 31, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive: